Income Tax (Benefit) Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax expense (benefit) attributable to operations:
Current tax expense	$ 551,052	$ 265,586	$ 42,854
Deferred tax (benefit) expense	(307,986)	(240,863)	160,438
Total income tax expense (benefit) attributable to net income	243,066	24,723	203,292
Income tax effect on equity:
Attributable to unrealized (losses) gains on investments	(691,519)	418,073	(661,574)
Attributable to unrealized (losses) gains on postretirement obligation			(127)
Attributable to unrealized (losses) gains on foreign exchange	(2,159)	(1,132)	(889)
Total income tax effect on equity	$ (450,612)	$ 441,664	$ (459,298)